U.S. GLOBAL ACCOLADE FUNDS

                               BONNEL GROWTH FUND
                                 MEGATRENDS FUND
                          REGENT EASTERN EUROPEAN FUND


                    Supplement dated June 6, 2001,
               to the prospectus dated February 28, 2001


RETIREMENT SERVICES 1

Delete the first paragraph and the fee chart under RETIREMENT Services. Substitute the following:

     The fund is offered through a range of qualified retirement plans, including IRAs and 403(b) plans. You will be charged an annual custodial fee as follows:

         Regular IRA....................................$10
         Roth IRA.......................................$10
         Education IRA..................................$10
         SEP IRA........................................$15
         SIMPLE IRA.....................................$15
         403(b) plan....................................$15
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1 See page 16 in the Bonnel Growth Fund prospectus, page 17 in the MegaTrends
Fund prospectus, and page 23 in the Regent Eastern European Fund prospectus.